Pledge of Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Financial Instruments Pledged as Collateral [Abstract]
Trading securities and available-for-sale securities pledged as collateral	¥ 42,737	$ 6,597	¥ 48,045